Leases - Lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease cost:
Amortization of right-of-use assets	¥ 1,141,740	¥ 643,895
Interest of operating lease liabilities	310,701	105,990
Expenses for short-term leases within 12 months and other non-lease component	407,850	315,054
Total lease cost	¥ 1,860,291	¥ 1,064,939